Commitments, Contingencies and Guarantees - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Mar. 31, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Remainder 2024	$ 6,383
2025	7,836
2026	6,153
2027	4,830
2028	2,026
2029 and beyond	10,921
Total lease payments	38,149
Less: interest	(6,551)
Total lease liability	$ 31,598